INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions					12 Months Ended
	Dec. 31, 2021 USD ($) item	Oct. 29, 2021	Oct. 28, 2021	Feb. 11, 2021	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summarised balance sheet
Non-current assets	$ 6,496				$ 6,496	$ 6,348
Current assets	4,424				4,424	4,664
Non-current liabilities	(3,221)				(3,221)	(4,045)
Current liabilities	(2,131)				(2,131)	(1,688)
Net equity attributable to owners	5,568				5,568	5,279	$ 5,141	$ 4,874
Group's carrying amount of investment	$ 188				$ 188	$ 108
Number of associates | item	2				2	2
Bioventus LLC
Summarised balance sheet
Non-current assets	$ 1,021				$ 1,021	$ 283
Current assets	229				229	210
Non-current liabilities	(542)				(542)	(223)
Current liabilities	(191)				(191)	(117)
Net assets	517				517	153
Non-controlling interest						(1)
Net equity attributable to owners	517				517	152
Group's share of net assets	151				151	72
Group adjustments	35				35	33
Group's carrying amount of investment	$ 186				$ 186	$ 105
Percentage of associate held	29.20%	29.30%	38.70%	38.70%	29.20%	47.60%
Cash distribution received					$ 4	$ 9
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 2				$ 2	$ 3